Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
13.	Goodwill and Other Intangible Assets

The following table presents goodwill as of December 31, 2009 and 2010 allocated to each of the Company's business segments, as defined in Note 35:

	2009	2010
	(In millions of Korean won)
Corporate Banking	145,985	145,985
Credit Card Operations	248,472	248,472
Other	184,993	191,447

Total	579,450	585,904

As of December 31, 2009 and 2010, the outstanding balances of goodwill, which resulted from the respective mergers with Korea Long Term Credit Bank and Kookmin Credit Card, were (Won)162,205 million and (Won)232,252 million, respectively. The amount related to Korea Long Term Credit Bank was allocated to Corporate Banking and Credit Card Operations, and the amount related to Kookmin Credit Card was allocated to Credit Card operations. In addition, the Company recognized (Won)117,238 million with respect to the acquisition of KB Investment and Securities Co., Ltd. (formerly Hannuri Investment & Securities Co., Ltd.), (Won)66,757 million for the acquisition of the noncontrolling interests owned by KB Asset Management Co., Ltd., and (Won)998 million for the acquisition of 51% of voting rights of Khmer Bank and allocated the combined amount to others. The reorganization of Powernet Technologies Corporation was completed on February 12, 2010, resulted in the recognition of goodwill of (Won)6,454 million which was allocated to the 'Other' segment and inclusion of the entity as consolidated entity.

There were no indefinite-lived intangible assets for any of the periods presented. Other intangible assets, which are subject to amortization, primarily include core deposit and credit card relationship intangibles, as well as capitalized software costs. The gross carrying amount and accumulated amortization related to other intangible assets as of December 31, 2009 and 2010 are presented below.

	December 31, 2009			December 31, 2010
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated Amortization	Net carrying amount
	(In millions of Korean won)
Core deposit intangible	397,836	(397,836)	—	397,836	(397,836)	—
Credit card relationship intangible(1)	131,876	(131,876)	—	131,876	(131,876)	—
Credit card relationship intangible(2)	75,000	(60,525)	14,475	75,000	(65,250)	9,750
Capitalized software costs	353,020	(198,868)	154,152	495,386	(240,194)	255,192
Leased property under capital leases	13,656	(2,465)	11,191	13,656	(5,879)	7,777
Others	40,090	(29,193)	10,897	59,908	(57,307)	2,601

Total	1,011,478	(820,763)	190,715	1,173,662	(898,342)	275,320

(1)	Recognized with respect to the merger of H&CB
(2)	Recognized with respect to the merger of KCC

The aggregate amortization expenses of other intangible assets in 2008, 2009, and 2010 were (Won)79,746 million, (Won)93,051 million and (Won)99,140 million respectively, and are included in "Depreciation and amortization" in the consolidated statements of income. The amortization expenses related to other intangible assets over their remaining useful lives are expected to be (Won)101,622 million, (Won)89,492 million, (Won)61,192 million, (Won)22,986 million and (Won)16 million for 2011, 2012, 2013, 2014, and 2015, respectively.